Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The majority of our equity awards to our directors, executive officers and other eligible employees are made based on a predetermined schedule each year and paid in the form of RSUs and/or PSUs. Our annual equity awards are approved during the first quarter of each year and the grant effective date is generally on or about March 1. Additionally, our directors receive the equity portion of their annual compensation, in the form of RSUs, in equal quarterly installments on the last day of each quarter. As a result of this schedule, historically, our annual and quarterly grants have not been close in time to the release of material nonpublic information in our quarterly earnings releases or periodic reports on Forms 10-Q or 10-K. We also issue equity awards on an ad hoc basis, in the form of RSUs and/or PSUs, for new hires, promotions and special recognitions, among other reasons.
For the year ended December 31, 2024, we did not grant stock options or similar awards and have not made such grants in recent years.
Award Timing Method
The majority of our equity awards to our directors, executive officers and other eligible employees are made based on a predetermined schedule each year and paid in the form of RSUs and/or PSUs. Our annual equity awards are approved during the first quarter of each year and the grant effective date is generally on or about March 1. Additionally, our directors receive the equity portion of their annual compensation, in the form of RSUs, in equal quarterly installments on the last day of each quarter. As a result of this schedule, historically, our annual and quarterly grants have not been close in time to the release of material nonpublic information in our quarterly earnings releases or periodic reports on Forms 10-Q or 10-K. We also issue equity awards on an ad hoc basis, in the form of RSUs and/or PSUs, for new hires, promotions and special recognitions, among other reasons.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The majority of our equity awards to our directors, executive officers and other eligible employees are made based on a predetermined schedule each year and paid in the form of RSUs and/or PSUs. Our annual equity awards are approved during the first quarter of each year and the grant effective date is generally on or about March 1. Additionally, our directors receive the equity portion of their annual compensation, in the form of RSUs, in equal quarterly installments on the last day of each quarter. As a result of this schedule, historically, our annual and quarterly grants have not been close in time to the release of material nonpublic information in our quarterly earnings releases or periodic reports on Forms 10-Q or 10-K. We also issue equity awards on an ad hoc basis, in the form of RSUs and/or PSUs, for new hires, promotions and special recognitions, among other reasons.

MNPI Disclosure Timed for Compensation Value	false